Long-Term Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Obligations

6. Long-Term Obligations

Hercules Loan Agreement

On July 31, 2014, the Company entered into a Loan and Security Agreement (the Loan Agreement) with Hercules Technology III, L.P. and Hercules Technology Growth Capital, Inc. (as agent and as a lender, and together with Hercules Technology III, L.P., the Lenders) under which up to $25.0 million was available for the Company to borrow in two tranches (the Loan).

The Company borrowed the first tranche of $10.0 million on August 1, 2014. The Loan accrued interest at a rate equal to the greater of either (i) 8.25% plus the prime rate as reported from time to time in The Wall Street Journal minus 5.25%, and (ii) 8.25%. Contractual payments under the Loan Agreement were interest only until August 1, 2015 followed by equal monthly payments of principal and interest, through the scheduled maturity date on February 1, 2018. In addition, a final payment equal to $1,750,000 was due at such time as the Loan was prepaid or became due and payable in full as specified in the Loan Agreement.

The second tranche of up to $15.0 million was available to be drawn through June 30, 2015, but only if the Company provided the Lenders with notice that data from the Company’s Phase 2b clinical trial for MYDICAR supported the continued development of MYDICAR for its Breakthrough Therapy designation to either a Phase 3 clinical trial or for registration for approval, as reasonably determined by the Company’s senior management and board of directors (the Milestone). In April 2015, the Company’s senior management and board of directors determined that the Company did not achieve the Milestone (see Note 7). Accordingly, the Company could not draw down the second tranche of $15.0 million.

In June 2015 the Company announced it would prepay the outstanding amounts due under the Loan Agreement and on August 3, 2015, the Company paid the Lenders (i) the $10,000,000 outstanding principal balance, (ii) $75,625 in accrued and unpaid interest, and (iii) an end of term charge of $1,750,000, for a total payment of $11,825,625. Upon the prepayment on August 3, 2015, the Company’s obligations, covenants, debts and liabilities under the Loan Agreement were satisfied in full and the Lender’s commitments to extend further credit to the Company were terminated.

Capital Lease

In 2014 the Company entered into a capital lease arrangement for office equipment in the Company’s San Diego, California office. The Company was obligated to make 60 payments of approximately $600. In September 2015 the Company purchased and obtained title to the office equipment. At September 30, 2015, the Company had no capital lease obligations.

6. Long-Term Obligations

Hercules Loan Agreement

On July 31, 2014, the Company entered into a Loan and Security Agreement (the Loan Agreement) with Hercules Technology III, L.P. and Hercules Technology Growth Capital, Inc. (as agent and as a lender, and together with Hercules Technology III, L.P., the Lenders) under which the Company may borrow up to $25.0 million in two tranches (the Loan).

The Company borrowed the first tranche of $10.0 million on August 1, 2014 and paid a facility charge to the Lenders of $150,000 in addition to $37,500 previously paid to the Lenders as a commitment fee. The Company plans to use the proceeds of the Loan to provide additional funding for the development of MYDICAR, for other development programs in its pipeline and for general corporate purposes. The second tranche of up to $15.0 million can be drawn through June 30, 2015 (amended from May 31, 2015), but only if the Company has provided the Lenders with notice that data from the Company’s Phase 2b clinical trial for MYDICAR supports the continued development of MYDICAR for its Breakthrough Therapy designation to either a Phase 3 clinical trial or for registration for approval, as reasonably determined by the Company’s senior management and board of directors (the Milestone). Upon funding of the second tranche of the Loan, the Company will be required to pay a facility charge to the Lenders of $100,000.

The interest rate for each tranche will be calculated at a rate equal to the greater of either (i) 8.25% plus the prime rate as reported from time to time in The Wall Street Journal minus 5.25%, and (ii) 8.25%. Payments under the Loan Agreement are interest only until August 1, 2015 (which will be extended until February 1, 2016 if the Company achieves the Milestone on or before June 30, 2015) (the Amortization Date) followed by equal monthly payments of principal and interest through the scheduled maturity date on February 1, 2018 (the Loan Maturity Date). In addition, a final payment equal to $1,750,000 will be due at such time as the Loan is prepaid or becomes due and payable as specified in the Loan Agreement. The Company’s obligations under the Loan Agreement are secured by a security interest in substantially all of its assets, excluding its intellectual property but including the proceeds from the sale, licensing or disposition of its intellectual property. The Company’s intellectual property is also subject to customary negative covenants.

If the Company prepays the loan prior to maturity, it will pay the Lenders a prepayment charge, based on a percentage of the then outstanding principal balance, equal to 1.5% if the prepayment occurs prior to the Amortization Date.

Subject to certain conditions and limitations set forth in the Loan Agreement, including ownership limitations of the Lenders, the Company has the right to convert up to $3.0 million of scheduled principal installments of the Loan into shares of the Company’s common stock, provided such shares must be freely tradable. The number of shares of common stock that would be issued upon conversion would be equal to the number determined by dividing (x) the principal amount to be paid in shares of common stock by (y) $16.33.

The Loan Agreement includes customary representations, warranties and covenants (affirmative and negative) of the Company, including restrictive covenants that limit the Company’s ability to: incur additional indebtedness; encumber the collateral securing the Loan; acquire, own or make investments; repurchase or redeem stock or other equity securities; declare or pay any cash dividend or make a cash distribution on any class of stock or other equity interest; transfer a material portion of the Company’s assets; acquire other businesses; and merge or consolidate with or into any other business organization. The Loan Agreement does not however include any financial maintenance covenants. The Loan Agreement also includes standard events of default, including payment defaults, breaches of covenants following any applicable cure period, a material impairment in the perfection or priority of the Lenders’ security interest or in the value of the collateral, and events relating to bankruptcy or insolvency. Upon the occurrence of an event of default, a default interest rate of an additional 5% may be applied to the outstanding Loan, and the Lenders may declare all outstanding obligations immediately due and payable and take such other actions as are set forth in the Loan Agreement.

Capital Lease

In 2014 the Company entered into a capital lease arrangement for office equipment in the Company’s San Diego, California office.

Contractual Payments and Carrying-Value Reconciliation

As of December 31, 2014, future contractual principal and final fee payments on the Company’s debt and capital lease obligations are as follows (in thousands):

Year ending December 31:	Total	Term Loan	Capital Lease
2015	$1	$—	$1
2016	3,432	3,430	2
2017	4,052	4,049	3
2018	4,275	4,271	4
2019	2	—	2

Total	$11,762	$11,750	$12

The following table provides a reconciliation of the Company’s future contractual principal and final fee payments on its debt and capital lease obligations to the reported carrying value as of December 31, 2014 (in thousands):

Total loan debt and capital lease obligations	$11,762
Less: Debt discount	(1,659)

Total carrying value:	10,103

Less: Carrying value of current portion of long-term obligations	(1)

Carrying value of long-term obligations, less current portion	10,102

Interest expense for the years ended December 31, 2014, 2013 and 2012 was $0.7 million, $0.1 million and $0.1 million, respectively. Interest expense in 2014 related mainly to the Hercules Loan Agreement and interest expense in prior years related mainly to convertible debt outstanding in those periods.